FAIR VALUE GAINS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Fair Value [Line Items]
Commercial properties	$ 858	$ 1,246
Incentive fees	(104)	0	$ 0
Financial instruments and other	(158)	1,220	705
Total fair value gains, net	596	2,466	1,254
Losses on change in fair value of derivatives	(147)
Commercial properties
Disclosure of Fair Value [Line Items]
Commercial properties	301	784	347
Commercial developments
Disclosure of Fair Value [Line Items]
Commercial properties	$ 557	$ 462	$ 202